Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of joint ventures [line items]
Revenue	R$ 357,910	R$ 244,278	R$ 146,911
Cost of products sold	(319,214)	(228,319)	(136,362)
Gross revenue (expenses)	236,186	155,742	47,876
Selling expenses	(10,536)	(10,087)	(6,676)
Finance profit	310,538	129,323	110,090
Finance costs	297,616	137,879	76,646
Loss before tax	199,798	152,257
Income and social contribution taxes	22,719	25,919	5,949
Loss for the year	177,079	126,338	R$ 27,310
Cresca's [Member]
Disclosure of joint ventures [line items]
Revenue	3	83
Cost of products sold	(6)	(684)
Gross revenue (expenses)	(3)	(601)
Selling expenses	(43)	(34)
Administrative expenses	(235)	(374)
Other profit/expenses	(72)	437
Finance profit		32,340
Finance costs	(101)	16
Loss before tax	(454)	31,784
Income and social contribution taxes	2,658	(2,443)
Loss for the year	2,204	29,341
Company's interest 50%	1,102	14,671
Equity method	R$ 1,102	R$ 14,671